INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	$ 15,250
Capital tax losses	197
Tax benefit related to share-based compensation and issuance expenses	4,180	$ 2,270
Tax exempt profits	13,034
Income tax liability that would have been incurred if the Company's retained tax-exempt income is distributed	3,200
Israel
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	3,142
Capital tax losses	197
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	$ 12,108
Operating loss carry-forwards, expiration term	20 years
Tax benefit related to share-based compensation and issuance expenses	$ 15,814